SCHEDULE OF CHANGES IN THE DERIVATIVE LIABILITIES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Platform Operator, Crypto Asset [Line Items]
Balance - December 31, 2023	$ 32,241
Addition of new derivatives recognized as debt discounts	23,904		1,096
Addition of new derivatives recognized as loss on derivatives	64,540		2,935
Balance - June 30, 2024	224,320		32,241
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Balance - December 31, 2023	32,241
Addition of new derivatives recognized as debt discounts	167,400		28,000
Addition of new derivatives recognized as loss on derivatives	64,540		2,935
Gain on change in fair value of the derivative	(39,861)		1,306
Balance - June 30, 2024	$ 224,320		$ 32,241